CASH FLOW INFORMATION (Schedule of supplemental disclosure) (Details) - USD ($)	12 Months Ended
	Jul. 31, 2019	Jul. 31, 2018
Supplemental Cash Flow Elements [Abstract]
Interest paid, net of capitalized interest of $77,880 (2019), and $37,471 (2018)	$ 115,657	$ 211,092
Income taxes paid		36,494
Capitalized interest	$ 77,880	$ 37,471